Organization And Principal Activities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Place of Incorporation	E9
Subsidiaries [Member] | Shanghai 100me Internet Technology Co., Ltd. ("Shanghai 100me")
Date of Incorporation	Mar. 23, 2014
Place of Incorporation	F4